SHAREHOLDERS' EQUITY - ESPP Activity (Details) - wix:EmployeeStockPurchasePlanMember - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award	355,694	410,665	575,034
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 129.27	$ 97.69	$ 61.76
Proceeds from Stock Plans	$ 45,980	$ 40,116	$ 35,511